Non-Controlling Interests (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Noncontrolling Interest [Line Items]
Balance at beginning of year	¥ 1,519,045		¥ 1,619,045	¥ 1,846,905
Capital contribution to subsidiaries by non-controlling interests	18		980	0
Net loss attributable to non-controlling interests	(298,310)	$ (46,051)	(101,526)	(110,473)
Share-based compensation	0		0	1,682
Currency translation adjustments of subsidiaries	10,121		546	(4,486)
Profit distribution by a subsidiary	0		0	(8,888)
Purchase of non-controlling interest	(3,341)		0	93,829
Balance at the end of year	¥ 1,227,533	$ 189,498	¥ 1,519,045	¥ 1,619,045